Income Taxes - Reconciliation between the effective income tax rate and the federal statutory income tax rate (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income tax reconciliation, monetary
Federal tax at statutory rate			$ (5,879,725)	$ (2,407,533)
Permanent book/tax differences			1,317,897	676,297
Return to provision adjustments			1,392,136	(65,996)
Difference in tax rates			(539,994)	(586,767)
Impact of Canadian dollar exchange rate changes			(1,013,116)	1,560,416
Change in valuation allowance			4,740,752	844,548
Total income tax expense	$ 37,000	$ 0	$ 17,950	$ 20,965
Tax Jurisdiction of Domicile [Extensible Enumeration]			UNITED STATES
Income tax reconciliation. percentage
Federal tax at statutory rate	21.00%	21.00%	21.00%	21.00%
Permanent book/tax differences			(4.70%)	(5.90%)
Return to provision adjustments			(5.00%)	0.60%
Difference in tax rates			1.90%	5.10%
Impact of Canadian dollar exchange rate changes			3.60%	(13.60%)
Change in valuation allowance			(16.90%)	(7.40%)
Total tax benefit	(0.40%)	0.00%	(0.10%)	(0.20%)